Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Schedule of computation of basic and diluted earnings/(loss) per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31 (in thousands):

	2021	2020	2019
Numerator:
Net income	$1,052,841	$153,550	$131,253
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,345	23,589	15,835
Effect of dilutive securities:
Share based compensation	239	216	386
Diluted weighted average common shares outstanding	20,584	23,805	16,221